Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Sep. 12, 2011
Document And Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Entity Registrant Name	RPX Corp
Entity Central Index Key	0001509432
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		5,000,000